Expense Example - FidelityGlobalCommodityStockFund-RetailPRO - FidelityGlobalCommodityStockFund-RetailPRO - Fidelity Global Commodity Stock Fund - Fidelity Global Commodity Stock Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 96
3 years	300
5 years	520
10 years	$ 1,155